Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related party transactions
Amounts due from related parties	$ 69,148		¥ 475,426	¥ 229,026
Amounts due to related parties			96,596	386,489
Loan issued to Jimu Group documented in loan agreements and other financing transactions	(8,674)	¥ (59,636)
Ganzhou Jimu Micro Finance Co., Ltd
Related party transactions
Purchase price	33,500	230,000
US dominated
Related party transactions
Loan principal and related interest repaid	3,100	21,500
Jimu Group
Related party transactions
Amounts due from related parties	69,100		475,426	228,548
Amounts due to related parties	13,000		89,453	385,035
Jimu Group | US dominated
Related party transactions
Amounts due from related parties	21,400		146,600
Jimu Group | RMB dominated
Related party transactions
Amounts due from related parties	42,900		294,900
Jimu Group | Financing transactions
Related party transactions
Loan issued to Jimu Group documented in loan agreements and other financing transactions		(59,636)
Jimu Group | Financing transactions | US dominated
Related party transactions
Loan issued to Jimu Group documented in loan agreements and other financing transactions	$ (7,600)	¥ (52,200)
BBAE Holdings Limited
Related party transactions
Amounts due from related parties				478
BBAE Advisors LLC
Related party transactions
Amounts due to related parties			721	527
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Amounts due to related parties			4,348	¥ 927
Changsha Liangduo Business Consulting Co.,Ltd
Related party transactions
Amounts due to related parties			¥ 2,074